Segmentation of key figures (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [line items]
Number of Reportable Segments	2
Innovative Medicines
Disclosure of operating segments [line items]
Number of Business Units	2
Number of commercial organizational units	2
Sandoz
Disclosure of operating segments [line items]
Number of Franchises	3